Share-Based Compensation (Tables)	12 Months Ended
Mar. 31, 2024
Share-based payment arrangements [Abstract]
Disclosure of Number and Weighted Average Exercise Prices of Stock Options
A summary of stock options outstanding is as follows:

	Stock Options(1)	Weighted Average Exercise Price(1)
	#	$
Balance, June 30, 2022	427,928	539.69
Granted	338,500	18.57
Expired	(27,789)	905.30
Forfeited	(66,489)	588.72
Balance, March 31, 2023	672,150	257.28
Granted	633,485	7.60
Expired	(34,855)	1,033.90
Forfeited	(83,956)	205.10
Balance, March 31, 2024	1,186,824	104.90
(1) As described under Note 2(a), comparative information has been adjusted due to 1:10 reverse stock split.
Disclosure of Range of Exercise Prices of Outstanding Stock Options
The following table summarizes the stock options that are outstanding as at March 31, 2024:

Exercise Price ($)	Expiry Date	Weighted Average Remaining Life	Options Outstanding (#)	Options Exercisable (#)
7.60 - 48.60	February 28, 2027 - June 23, 2028	3.98	961,539	143,162
82.20 - 272.40	January 10, 2025 - November 30, 2026	2.05	148,007	118,771
385.20 - 996.00	August 28, 2024 - November 13, 2024	1.73	73,195	73,195
1,008.00 - 1,563.60	April 4, 2024 - March 13, 2026	0.15	4,083	4,083
			1,186,824	339,211

Weighted Average Assumptions for Stock Options
Stock options granted during the respective periods highlighted below were fair valued based on the following weighted average assumptions:

	Year ended March 31, 2024	Nine months ended March 31
	2024	2023
Risk-free annual interest rate (1)	4.34%	3.70%
Expected annual dividend yield	—%	—%
Expected stock price volatility (2)	85.06%	86.86%
Expected life of options (years) (3)	2.67	2.54
Forfeiture rate	19.63%	20.65%
Weighted Average Value	$4.11	$9.90
(1)The risk-free rate is based on Canada government bonds with a remaining term equal to the expected life of the options.
(2)Volatility was estimated by using the average historical volatilities of the Company and certain competitors.
(3)The expected life in years represents the period of time that options granted are expected to be outstanding.
Summary of Other Equity Instruments Outstanding
A summary of the RSUs outstanding are as follows:

	RSUs	Weighted Average Issue Price of RSUs(1)
	#	$
Balance, June 30, 2022	110,056	107.53
Issued	603,245	18.70
Vested	(32,689)	142.47
Expired	(1,410)	47.67
Forfeited	(17,753)	273.38
Balance, March 31, 2023	661,449	26.14
Issued	378,900	7.50
Vested	(158,248)	34.86
Expired	(27)	21.99
Forfeited	(84,385)	126.10
Balance, March 31, 2024	797,689	15.99
(1)As described under Note 2(a), comparative information has been adjusted due to 1:10 reverse stock split.
The following table summarizes the RSUs that are outstanding as at March 31, 2024:

Weighted Average Issue Price ($)	Expiry Date	Outstanding (#)	Vested (#)
5.17 - 33.20	May 25, 2025 - March 4, 2027	767,204	48,304
46.50 - 85.00	May 18, 2024 - March 24, 2025	30,485	14,637
		797,689	62,941

	DSUs	Weighted Average Issue Price of DSUs(1)
	#	$
Balance, June 30, 2022	21,397	77.06
Issued	69,648	13.64
Vested	—	—
Expired	—	—
Forfeited	—	—
Balance, March 31, 2023	91,045	28.54
Issued	225,292	20.43
Vested	(21,397)	16.74
Forfeited	(17,734)	21.87
Balance, March 31, 2024	277,206	24.03
(1)As described under Note 2(a), comparative information has been adjusted due to 1:10 reverse stock split.
The following table summarizes the DSUs that are outstanding as at March 31, 2024:

Weighted Average Issue Price ($)	Expiry Date	Outstanding (#)	Vested (#)
4.43 - 85.00	N/A	273,935	273,935
100.90 - 217.20	N/A	2,956	2,956
901.20 - 1,131.60	N/A	315	315
		277,206	277,206
A summary of the PSUs outstanding is as follows:

	PSUs(2)	Weighted Average Issue Price of PSUs(2)
	#	$
Balance, June 30, 2022	69,437	87.99
Issued (1)	173,475	18.78
Vested	(363)	21.62
Forfeited	(11,725)	54.43
Balance, March 31, 2023	230,824	37.74
Issued (1)	522,907	7.60
Vested	(26)	18.70
Expired	(24,080)	101.57
Forfeited	(28,745)	34.71
Balance, March 31, 2024	700,880	13.18
(1)Includes PSUs issued under cash settlement plan Note 19(e).
(2)As described under Note 2(a), comparative information has been adjusted due to 1:10 reverse stock split.

The following table summarizes the PSUs that are outstanding as at March 31, 2024:

Weighted Average Issue Price ($)	Expiry Date	Outstanding (#)	Vested (#)
7.60 - 135.90	September 10, 2023 - June 23, 2026	700,880	2

Weighted Average Assumptions for Other Equity Instruments
PSUs granted during the respective periods highlighted below were fair valued based on the following weighted average assumptions:

	Year ended March 31, 2024	Nine months ended March 31
	2024	2023
Risk-free annual interest rate (1)	4.76%	3.99%
Dividend yield	—%	—%
Expected stock price volatility (2)	90.65%	94.04%
Expected stock price volatility of peer group (2)	91.51%	86.71%
Expected life of options (years) (3)	3.00	3.00
Forfeiture rate	12.45%	16.98%
Equity correlation against peer group (4)	39.14%	49.74%
(1)The risk-free rate is based on Canada government bonds with a remaining term equal to the expected life of the PSUs.
(2)Volatility was estimated by using the 20-day VWAP historical volatility of Aurora and the peer group of companies.
(3)The expected life in years represents the period of time that the PSUs granted are expected to be outstanding.
(4)The equity correlation is estimated by using 1-year historical equity correlations for the Company and the peer group of companies.